Regulatory matters - Regulatory Assets and Liabilities (Detail) $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 22, 2022 USD ($)	Dec. 31, 2022 USD ($)	Apr. 27, 2022 regulatory_case	Dec. 31, 2021 USD ($)	Mar. 01, 2020 MWac
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 1,271,501		$ 1,167,625
Less: current regulatory assets		(190,393)		(158,212)
Non-current regulatory assets		1,081,108		1,009,413
Total regulatory liabilities		628,182		576,189
Less: current regulatory liabilities		(69,865)		(65,809)
Non-current regulatory liabilities		$ 558,317		510,380
Capital expenditure shortfall refundable to customers (percent)		80.00%
Retroactive rate adjustment collection period		24 months
Regulatory asset, amortization period		26 years
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 312,671		295,720
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory liabilities		191,173		191,981
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory liabilities		68,085		34,468
Fuel and commodity costs adjustments
Regulatory Liabilities [Line Items]
Total regulatory liabilities		24,991		18,175
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory liabilities		11,572		14,829
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 343		3,316
Rate adjustment mechanism | Minimum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		1 year
Rate adjustment mechanism | Maximum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		5 years
Other
Regulatory Liabilities [Line Items]
Total regulatory liabilities		$ 19,347		17,700
Fuel and commodity costs adjustments
Regulatory Liabilities [Line Items]
Total regulatory assets		388,294		339,900
Asset Retirement Obligation		21,283
Number of regulatory cases | regulatory_case			2
Qualified extraordinary costs	$ 290,383
Recovery denied (percent)	5.00%
Fuel and commodity costs adjustments | Midwest Extreme Weather Event
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount		221,646
Fuel and commodity costs adjustments | Energy Transistion Costs
Regulatory Liabilities [Line Items]
Issuance of securitized tariff bonds, authorized amount		140,774
Retired generating plant
Regulatory Liabilities [Line Items]
Total regulatory assets		174,609		185,073
Coal generation capacity (MW) | MWac					200
Pension and post-employment benefits
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 80,736		134,287
Future service years of employees		10 years
Rate adjustment mechanism
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 136,198		117,309
Environmental remediation
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 70,529		81,802
Environmental remediation, rate recovery period		7 years
Income taxes
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 97,414		79,472
Deferred capitalized costs
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 90,121		62,599
Regulatory asset, amortization period		20 years
Capitalized operating and maintenance costs, recovery rate, (percent)		2.43%
Wildfire mitigation and vegetation management
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 66,156		35,726
Regulatory assets, recovery period		2 years
Debt premium
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 24,888		34,204
Cost of removal
Regulatory Liabilities [Line Items]
Total regulatory assets		11,084		0
Asset retirement obligation
Regulatory Liabilities [Line Items]
Total regulatory assets		27,172		26,810
Clean energy and other customer programs
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 28,145		25,857
Clean energy and other customer programs | Minimum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		6 years
Clean energy and other customer programs | Maximum
Regulatory Liabilities [Line Items]
Regulatory assets, recovery period		10 years
Rate review costs
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 9,481		9,167
Rate review costs | Minimum
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period		1 year
Rate review costs | Maximum
Regulatory Liabilities [Line Items]
Costs capitalized and amortized period		5 years
Long-term maintenance contract
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 6,504		9,134
Regulatory assets, recovery period		5 years
Other
Regulatory Liabilities [Line Items]
Total regulatory assets		$ 60,170		$ 26,285